PROPERTY AND EQUIPMENT	12 Months Ended
Feb. 28, 2017
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

8. PROPERTY AND EQUIPMENT

        Property and equipment are apportioned as follows:

	February 28, 2017			February 29, 2016
	Cost	Accumulated Amortization	Net Book Value	Net Book Value
Test equipment, research and development equipment	24,627	22,736	1,891	2,655
Computer hardware	3,717	3,656	61	213
Production fixtures	2,633	2,228	405	559
Leasehold improvements	1,081	1,031	50	103
Other	1,600	1,490	110	172

Total	33,658	31,141	2,517	3,702

        Amortization expense relating to the above property and equipment was allocated to operating expenses as follows:

	February 28, 2017	February 29, 2016
Research and development	290	364
Selling and marketing	34	40
General and administrative	1,467	1,527

	1,791	1,931

        Amortization expense includes amortization of assets recorded under capital lease.